Supplement to the
Fidelity® Series Commodity Strategy Fund
September 29, 2016
Prospectus

Effective January 18, 2017, Fidelity® Series Commodity Strategy Fund changed its classification from a non-diversified fund to a diversified fund.

SCR-S-17-01 1.905901.104	February 8, 2017

Supplement to the
Fidelity® Series Commodity Strategy Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Investment Policies and Limitations" section.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the "Investment Policies and Limitations" section.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

SCR-SB-17-01 1.908785.106	February 8, 2017

Supplement to the
Fidelity® Series Commodity Strategy Fund
Class F
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Investment Policies and Limitations” section.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the “Investment Policies and Limitations” section.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

SCR-FB-17-01 1.908786.106	February 8, 2017

Supplement to the
Fidelity® Series Commodity Strategy Fund
Class F
September 29, 2016
Prospectus

Effective January 18, 2017, the fund changed its classification from a non-diversified fund to a diversified fund.

SCR-F-17-01 1.905900.104	February 8, 2017